Statements of Financial Position - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 53,884,809	$ 82,165,273
Investments	3,596,592	7,501,155
Prepaid expenses and deposits	1,519,157	1,445,711
Sales taxes recoverable	3,299,646	3,144,288
Interest receivable	75,322
Other assets		76,303
Total current assets	62,375,526	94,332,730
Non-current assets
Exploration and evaluation assets	9,093,187	8,936,609
Investment in Kirkland Lake Discoveries Corp.	2,861,250
Property and equipment	7,638,608	7,267,014
Secured notes	2,454,300
Right-of-use assets	156,622	151,159
Total non-current assets	22,203,967	16,354,782
Total Assets	84,579,493	110,687,512
Current liabilities
Accounts payable and accrued liabilities	6,492,354	7,000,035
Flow-through share premium	12,426,322	20,063,350
Lease liabilities	88,958	81,388
Total current liabilities	19,007,634	27,144,773
Lease liabilities	68,839	68,839
Total non-current liabilities	68,839	68,839
Total liabilities	19,076,473	27,213,612
EQUITY
Share capital	290,244,029	229,632,005
Reserves	34,755,069	33,447,210
Deficit	(259,496,078)	(179,605,315)
Total equity	65,503,020	83,473,900
Total Liabilities and Equity	$ 84,579,493	$ 110,687,512